UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22180

Meyers Capital Investments Trust

 (Exact Name of Registrant as Specified in Charter)

2695 Sandover Road

Columbus, OH 43220

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code:  (614) 442-0384

Frank B. Meyers

2695 Sandover Road

Columbus, OH 43220

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:  508-276-1705

Date of fiscal year end: May 31

Date of reporting period: November 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

November 30, 2009

(Unaudited)

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

PERFORMANCE ILLUSTRATION

NOVEMBER 30, 2009 (UNAUDITED)

AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIOD ENDING NOVEMBER 30, 2009

Since Inception (September 2, 2008)
Meyers Capital Aggressive Growth Fund	(18.87)%
Russell 2000 Growth Index	(16.65)%

This chart assumes an initial investment of $10,000 made on 9/2/2008 (commencement of operations).  Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Russell 2000 Growth Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.  It is a widely recognized unmanaged indices representative of broader markets and ranges of securities than are found in the Fund’s portfolio.  Individuals cannot invest directly in an index.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (866)-232-3837.

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

           PORTFOLIO ANALYSIS

             NOVEMBER 30, 2009 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Meyers Capital Aggressive Growth Fund
	Schedule of Investments
	November 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 99.58%

Agriculture Services - 1.95%
3,096	Calavo Growers, Inc.	$ 52,260

Biological Products (No Diagnostic Substances) - 0.28%
1,500	NABI Biopharmaceuticals *	7,410

Chemicals & Allied Products - 0.33%
1,000	Gulf Resources, Inc. (China) *	8,980

Computer Communications Equipment - 1.41%
3,000	Ezchip Semiconductor Ltd. (Israel) *	37,710

Computer Storage Devices - 0.40%
2,000	LaserCard Corp. *	10,760

Dental Equipment & Supplies - 1.63%
1,500	Sirona Dental Systems, Inc. *	43,650

Fire, Marine & Casualty Insurance - 0.48%
500	Cincinnati Financial Corp.	12,760

General Industrial Machinery & Equipment, NEC - 2.55%
2,000	RINO International Corp. (China) *	68,500

Gold & Silver Ores - 1.43%
12,000	Northgate Minerals Corp. (Canada) *	38,280

Hazardous Waste Management - 4.04%
12,000	Sharps Compliance Corp. *	108,360

Mining & Quarrying of Nonmetallic Minerals (No Fuels) - 8.02%
22,000	Hecla Mining Co. *	145,420
2,000	Teck Cominico Ltd. Class B (Canada) *	69,640
		215,060

Mining-Exploration, Mining, and Processing of Precious Metals - 3.14%
2,100	Compania de Minas Buenaventura ADR (Peru)	84,315

Miscellaneous Electrical Machinery, Equipment & Supplies - 1.13%
4,000	Advanced Battery Technologies, Inc. *	13,880
1,000	Maxwell Technologies, Inc. *	16,440
		30,320

Miscellaneous Food Preparations & Kindred Products - 1.17%
500	Green Mountain Coffee Roasters, Inc.*	31,490

Ophthalmic Goods - 0.61%
1,000	FGX International Holdings Ltd. *	16,500

Ordnance & Accessories, (No Vehicles/Guided Missiles) - 2.64%
10,000	Smith & Wesson Holding Corp. *	49,400
2,000	Sturm Ruger & Co, Inc.	21,520
		70,920

Paperboard Mills - 0.92%
500	Clearwater Paper Corp. *	24,565

Pharmaceutical Preparations - 5.76%
3,500	Hi Tech Pharmacal Co, Inc. *	65,625
3,500	Impax Laboratories, Inc. *	39,900
1,500	Valeant Pharmaceuticals International *	49,035
		154,560

Photographic Equipment & Supplies - 5.66%
14,500	IMAX Corp. (Canada) *	151,960

Power, Distribution & Specialty Transformers - 7.25%
4,500	Jinpan International Ltd. (China)	194,535

Retail-Apparel & Accessory Stores - 2.28%
1,500	Joseph A Bank Clothiers, Inc. *	61,215

Retail-Drug Stores and Proprietary Stores - 1.12%
4,000	BioScrip, Inc. *	30,080

Semiconductors & Related Devices - 4.21%
3,000	NVE Corp. *	112,950

Services-Business Services, NEC - 2.86%
3,000	Shanda Games Ltd. ADR (China) *	30,720
2,500	Transcend Services, Inc. *	46,050
		76,770

Services-Computer Integrated Systems Design - 12.34%
4,435	Ebix, Inc. *	230,221
1,500	NCI, Inc. Class A *	37,740
2,000	Netscout Systems, Inc. *	25,180
1,000	Open Text Corp. (Canada) *	38,070
		331,211

Services - Computer Programming Services - 0.33%
1,000	IncrediMail Ltd. (Israel)	8,840

Services - Engineering Services - 1.28%
2,000	A-Power Energy Generation Systems, Ltd. (China) *	34,320

Services-Prepackaged Software - 13.37%
5,000	Ariba, Inc. *	54,200
1,300	Bottomline Technologies, Inc. *	20,917
33,001	Clicksoftware Technologies, Ltd. (Israel) *	168,635
23,159	Descartes Systems Group, Inc. (Canada) *	114,869
		358,621

Switchgear & Switchboard Apparatus - 2.62%
2,000	Powell Industries, Inc. *	70,200

Telephone & Telegraph Apparatus - 0.27%
1,000	Zoom Technologies, Inc. *	7,300

Telephone Communications (No Radio Telephone) - 0.96%
13,500	Multiband Corp. *	25,650

Tires & Inner Tubes - 0.67%
1,000	Cooper Tire & Rubber Co, Inc.	17,920

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 0.52%
5,000	China Medicine Corp. (China) *	14,050

Wholesale-Petroleum & Petroleum Products (No Bulk Stations) - 5.95%
3,000	World Fuel Services Corp.	159,540

TOTAL FOR COMMON STOCKS (Cost $2,382,896) - 99.58%		2,671,562

SHORT TERM INVESTMENTS - 0.57%
15,424	Huntington Money Market Fund IV 0.01% ** (Cost $15,424)	15,424

TOTAL SHORT TERM INVESTMENTS		15,424

TOTAL INVESTMENTS (Cost $2,398,320) - 100.15%		2,686,986

LIABILITIES LESS OTHER ASSETS - (0.15)%		(4,007)

NET ASSETS - 100.00%		$ 2,682,979

* Non-income producing securities during the period.
ADR - American Depository Reciept
** Variable rate security; the coupon rate shown represents the yield at November 30, 2009.
The accompanying notes are an integral part of these financial statements.

Meyers Capital Aggressive Growth Fund
Statement of Assets and Liabilities
November 30, 2009 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $2,398,320)	$ 2,686,986
Receivables:
Securities Sold	54,334
Dividends and Interest	1,654
Due from Advisor	10,015
Total Assets	2,752,989
Liabilities:
Payables:
Securities Purchased	70,010
Total Liabilities	70,010
Net Assets	$ 2,682,979

Net Assets Consist of:
Paid In Capital	$ 3,484,712
Accumulated Undistributed Net Investment Loss	(19,970)
Accumulated Undistributed Realized Loss on Investments	(1,070,429)
Unrealized Appreciation in Value of Investments	288,666
Net Assets, for 348,195 Shares Outstanding	$ 2,682,979

Net Asset Value Per Share	$ 7.71

Minimum Redemption Price Per Share * (Note 5)	$ 7.63

* The Fund will impose a 1.00% redemption fee on shares redeemed prior to twelve months from the date of purchase.
The accompanying notes are an integral part of these financial statements.

Meyers Capital Aggressive Growth Fund
Statement of Operations
For the six months ended November 30, 2009 (Unaudited)

Investment Income:
Dividends - portfolio companies (net of $177 foreign tax withheld)	$ 3,929
Dividends - money funds	3
Total Investment Income	3,932

Expenses:
Advisory Fees (Note 3)	38,649
Total Expenses	38,649
Performance Fees Waived and Reimbursed by the Advisor (Note 3)	(6,553)
Fees Waived and Reimbursed by the Advisor (Note 3)	(8,194)
Net Expenses	23,902

Net Investment Loss	(19,970)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	216,582
Net Change in Unrealized Appreciation on Investments	24,592
Realized and Unrealized Gain on Investments	241,174

Net Increase in Net Assets Resulting from Operations	$ 221,204

The accompanying notes are an integral part of these financial statements.

Meyers Capital Aggressive Growth Fund
Statement of Changes in Net Assets

	(Unaudited)
	Six Months	Period
	Ended	Ended *
	11/30/2009	5/31/2009
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (19,970)	$ (33,900)
Net Realized Gain/(Loss) on Investments	216,582	(1,287,011)
Unrealized Appreciation on Investments	24,592	264,074
Net Increase/(Decrease) in Net Assets Resulting from Operations	221,204	(1,056,837)

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	-	-
Total Distributions Paid to Shareholders	-	-

Capital Share Transactions (Note 5)	17,000	3,401,612

Total Increase in Net Assets	238,204	2,344,775

Net Assets:
Beginning of Period	2,444,775	100,000

End of Period (Including Undistributed Net Investment Loss of $(19,970) & $0, respectively)	$ 2,682,979	$ 2,444,775

* Commencement of investment operations September 2, 2008.
The accompanying notes are an integral part of these financial statements.

Meyers Capital Aggressive Growth Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months		Period *
	Ended		Ended
	11/30/2009		5/31/2009

Net Asset Value, at Beginning of Period	$ 7.07		$ 10.00

Income From Investment Operations:
Net Investment Loss **	(0.10)		(0.11)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.74		(2.82)
Total from Investment Operations	0.64		(2.93)

Distributions:
Net Investment Income	-		-
Realized Gains	-		-
Total from Distributions	-		-

Net Asset Value, at End of Period	$ 7.71		$ 7.07

Total Return ***	9.05%	(a)	(29.30)%	(a)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,683		$ 2,445
Before Waivers
Ratio of Expenses to Average Net Assets	2.93%	(b)	2.90%	(b)
Ratio of Net Investment Loss to Average Net Assets	(2.63)%	(b)	(2.11)%	(b)
After Waivers
Ratio of Expenses to Average Net Assets	1.81%	(b)	2.79%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.51)%	(b)	(2.00)%	(b)
Portfolio Turnover	173.59%	(a)	621.55%	(a)

* For the Period September 2, 2008 (commencement of investment operations) through May 31, 2009.

** Per share net investment loss has been determined on the basis of average shares outstanding during the period.

*** Assumes reinvestment of dividends.

(a) Not Annualized
(b) Annualized
The accompanying notes are an integral part of these financial statements.

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2009 (UNAUDITED)

Note 1. Organization

The Meyers Capital Aggressive Growth Fund (the “Fund”) is the sole series of the Meyers Capital Investments Trust (the “Trust”), a non-diversified, open-end investment company, registered with the Securities and Exchange Commission.  The Trust was organized on January 10, 2008 under the laws of Ohio by an Agreement and Declaration of Trust.  The Fund commenced investment operations on September 2, 2008.  The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The Fund is the only series currently authorized by the Trustees. The investment adviser to the Fund is Meyers Capital Management Group, LLC (the “Adviser”).  The Fund seeks to achieve long-term appreciation in the value of its shares.

 Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Financial Futures Contracts   The Fund may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in market values or interest rates.  Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit).  Subsequent payments, known as “variation margin” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the security.  The Fund recognizes a gain or loss equal to the daily variation margin.  Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2009 (UNAUDITED)

In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of November 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2009:

Assets	Level 1	Level 2	Level 3	Total
Equity Securities (b)	$ 2,671,562	-	-	$ 2,671,562
Short-Term Investments – Money Market	15,424	-	-	15,424
Total	$ 2,686,986	-	-	$ 2,686,986

(b) Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund held no level 3 securities any time during the year.

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Income Taxes- The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2009 (UNAUDITED)

Distributions to Shareholders-   The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

Subsequent Events- Management has evaluated all transactions and events subsequent to the date of balance sheet through DATE, 2010 the date on which these financial statements were issued.  Neil Niedhardt, a Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act, resigned December 17, 2009.  Except as already included in the notes to these financial statements, no additional items require disclosure.

Note 3. Investment Management Agreement

The Fund has an investment advisory agreement with Meyers Capital Management Group, LLC (the “Advisor”), under which the Advisor selects the securities and manages the investments for the Fund.  The Fund pays a variable performance-based management fee.  This fee is comprised of an annual base rate of 2.90% of average daily net assets (fulcrum fee), subject to a performance adjustment, in accordance with a rate schedule. The performance adjustment either increases or decreases the management fee, depending on how well the Fund has performed relative to the Russell 2000 Growth Index over a performance period.  The performance period is the most recent 12-month period (rolling 12-month period).

The management fee will be the fulcrum fee (i.e., there will be no performance adjustment) if the Fund’s performance is within positive or negative 2.00% (two percentage points) of the investment record of the Russell 2000 Growth Index over the performance period.  If the difference between the Fund’s performance and the investment record of the Russell 2000 Growth Index exceeds two percentage points, the fee will be adjusted either up or down based upon a performance adjustment rate that varies at a rate of 0.01% for each increment of 0.05% of differential performance over two percentage points.  The maximum annualized performance adjustment rate is plus or minus 2.40% (which would result from a performance differential of 14 percentage points or more between the Fund’s performance and the investment record of the Russell 2000 Growth Index).  The rate calculated is applicable to the last month of the performance period and it is subject to recalculation for the following month.  The performance adjustment is calculated each day of the last month of the performance period by multiplying the applicable performance adjustment rate by the Fund’s average daily net assets over the performance period and dividing the result by the number of days in the year.  During the first full 12 calendar  months  immediately following  the effective  date  of  the  Trust’s  registration   statement  (“Initial Period”),  the Adviser  shall be entitled to receive only the fulcrum fee.  The  Advisor  will be  entitled  to  receive  a performance  adjustment only after completion  of the  Initial  Period.  The purpose of suspending payment of the performance adjustment during the Initial Period is to establish a performance record for the Fund on which the management fee is later calculated.  For the six months ended November 30, 2009, the Advisor earned a fee of $38,649 from the Fund. As of November 30, 2009 the Advisor owed the Fund $10,015. Effective May 1, 2009, the Adviser has contractually agreed to limit the Fund’s net annual operating expenses to 1.90% of the Fund’s average daily net assets.

Note 4.  New Accounting Pronouncements

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2009 (UNAUDITED)

Note 5. Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares of separate series, no par value.  The total paid-in capital as of November 30, 2009 was $3,484,712.  Transactions in capital were as follows:

	Six Months Ended November 30, 2009		September 2, 2008 (commencement of operations) through May 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	2,182	$ 17,000	336,013	$3,401,612
Shares reinvested	-	-	-	-
Shares redeemed	-	-	-	-
Total increase	2,182	$ 17,000	336,013	$3,401,612

Shareholders will be subject to a Redemption Fee on redemptions equal to 1% of the net asset value of the Fund shares redeemed within 20 days after their purchase.  For the six months ended November 30, 2009, the Fund had no redemptions and therefore no redemption fees were collected.

Note 6. Investment Transactions

For the six months ended November 30, 2009, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $4,464,667 and $4,624,794 respectively.

Note 7. Tax Matters

As of November 30, 2009, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and tax cost of investment securities were as follows:

Capital loss carryforward expiring 5/31/2017+

 ($ 357,863)

Post-October capital loss deferrals between realized 11/1/08 and 5/31/2009*       ($ 827,831)

Gross unrealized appreciation on investment securities

  $ 376,185

Gross unrealized depreciation on investment securities

 ($ 87,519)

Net unrealized appreciation on investment securities

  $ 288,666

Cost of investment securities, including ST investments #

  $ 2,398,320

*These deferrals are considered incurred in the subsequent year.

+ The capital loss carryforward will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

 # The difference between the tax cost  and book cost basis of investments is due to wash sales disallowed for tax purposes.

Note 8. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of November 30, 2009, Frank and Anita Meyers owned approximately 90.92% of the Fund and may be deemed to control the Fund.

Meyers Capital Aggressive Growth Fund
Expense Illustration
November 30, 2009 (Unaudited)

Expense Example

As a shareholder of the Meyers Capital Aggressive Growth Fund Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire half year, June 1, 2009 through November 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	June 1, 2009	November 30, 2009	June 1,2009 to November 30,2009

Actual	$1,000.00	$1,090.52	$9.49
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,015.99	$9.15

* Expenses are equal to the Fund's annualized expense ratio of 1.81%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the period).

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

TRUSTEE TABLE

NOVEMBER 30, 2009 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name, Address and Year of Birth[1]	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
Frank Iafolla Year of Birth: 1945	Trustee	Indefinite/ April 2008 to present	Owner, Pro-Deck (contracting company), 1986-present	1	None
Neil J. Niedhardt Address: 9192 Mills Road, Ostrander, Ohio, 43061-9781 Year of Birth: 1956	Trustee	Indefinite/ April 2008 to present *	Salesperson, Midwestern Auto Group (automobile sales), 2007-present; Guide/Outfitter/Instructor, Mad River Outfitters (flyfishing outfitter), 1995-present; Director/Instructor, Capitol University (post-secondary education), 1994-2005	1	None

1 Unless otherwise specified, the mailing address of each Trustee is c/o Meyers Capital Investments Trust, 2695 Sandover Road, Columbus, Ohio 43220.

2 The “Fund Complex” consists of Meyers Capital Investments Trust.

* Resigned effective December 17, 2009.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address and Age[1]	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Frank B. Meyers[2] Year of Birth: 1957	Trustee, President, Treasurer and Chief Compliance Officer	Indefinite/ January 2008 to present	President, Meyers Capital Management Group, LLC (adviser to the Trust), 2008-present; Private Investors, Self-Employed, 2001-2008	1	None
Anita E. Meyers Year of Birth: 1958	Secretary	Indefinite/ January 2008 to present	Pharmacist, Bioscrip, 2002-present	N/A	NA

1Unless otherwise specified, the address of each Trustee and officer is 2695 Sandover Road, Columbus, Ohio 43220.

2 Frank B. Meyers is considered an “Interested” Trustee as defined in the 1940 Act, because he is an officer of the Trust and the Managing Member of the Fund’s Adviser.  Frank B. Meyers and Anita E. Meyers are spouses.

The Trustees were paid no fees during the period September 2, 2008 (commencement of investment operations) through May 31, 2009.

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

ADDITIONAL INFORMATION

NOVEMBER 30, 2009 (UNAUDITED)

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request or by visiting http://meyersfunds.com.  You may call toll-free (866) 232-3837 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 are available without charge upon request by (1) calling the Fund at (866) 232-3837 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on August 31 and February 28. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (866) 232-3837.

Board of Trustees

Frank B. Meyers, Chairman

Frank Iafolla

Neil J. Neidhardt

Investment Adviser

Meyer Capital Management Group, LLC

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

Huntington National Bank

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Meyers Capital Aggressive Growth Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Meyers Capital Investments Trust

By /s/Frank B. Meyers

     Frank B. Meyers

     President and Treasurer

Date: February 5, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Frank B. Meyers

     Frank B. Meyers

     President and Treasurer

Date February 5, 2010

*Print the name and title of each signing officer under his or her signature.